S000066077 [Member] Expense Example, No Redemption - S000066077 [Member] - C000213612 [Member]	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	63
Expense Example, No Redemption, 5 Years	112
Expense Example, No Redemption, 10 Years	$ 254